Trade Accounts and Notes Receivable, Net - Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts and Notes Receivable, Net
At January 1	$ (3,361,658)	$ (4,249,133)
Provision for credit losses	(1,189,594)	(1,263,083)
Write-off of receivables	1,576,375	2,260,182
Reclassifications	(40,018)	(109,624)
Disposed Opeartions	982,861
At December 31	$ (2,032,034)	$ (3,361,658)